Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 7 - Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2013	2012
Accounts payable	$18,668	$21,921
Payable for assets acquired (Note 12)	123,675	121,125
Accrued Interest	1,940	49,453
Deferred revenue	25,558	29,122
Accrued liabilities	9,206	9,000
Total	$179,047	$230,621